Acquisitions and Divestitures - Additional Information - 2014 Activity - Argentina Divestiture (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets		$ 268	$ 470	$ 307
Argentina [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets	$ 800
Liabilities assumed	$ 52
Debt assumed beginning date	Jun. 30, 2013